John Hancock Funds II

Supplement dated March 27, 2015 to the current Prospectus

Equity Income Fund (the “fund”)

The following information supplements and supersedes any information to the contrary relating to fund, a series of John Hancock Funds II, contained in the current Prospectus.

Effective March 31, 2015, the fund will declare and pay dividends quarterly.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated March 27, 2015 to the current Prospectus

Spectrum Income Fund (the “fund”)

The following information supplements and supersedes any information to the contrary relating to fund, a series of John Hancock Funds II, contained in the current Prospectus.

Effective April 1, 2015, the fund will declare dividends daily and pay dividends monthly. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.